Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Basis of Presentation

The Company's consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP"). The consolidated financial statements include the financial statements of Fuling Global, Total Faith, Taizhou Fuling and its subsidiaries and VIE. All significant intercompany balances and transactions have been eliminated in consolidation.

In accordance with accounting standards regarding consolidation of variable interest entities, VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision-making ability. All VIEs with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

The Company has concluded that Domo is a VIE, based on the facts that Total Faith has a majority of voting rights on the board of directors and is obligated to absorb a majority of the risk of loss from Domo's economic performance. Based on our evaluation of the VIE, we are the primary beneficiary of its risks and rewards; therefore, we consolidate Domo for financial reporting purposes.

As described in Note 1, management of the Company has concluded that Mexico Factory is a VIE. Although the equity interest of Mexico Factory is 100% owned by Mexican local shelter services company in the form, Fuling USA is considered the primary beneficiary because Fuling USA is obligated to absorb the risks and rewards of Mexico Factory; therefore, the Company consolidates Mexico Factory for financial reporting purposes, and non-controlling interests result of Mexico Factory is absorbed by Fuling USA rather than the Mexican local shelter services company.

Fuling USA has the ownership for the assets and obligation for the liabilities of Mexico Factory, and any assets or liabilities of Mexico Factory are recorded on the books of Fuling USA accordingly. Fuling USA pays all the expenses and receives all the income of Mexico Factory, as a result, Mexico Factory is a pass-through entity with no profit or loss of its own.

The Company has the power to direct activities of the VIE and can have assets transferred freely out of the VIE without restrictions. Therefore, the Company considers that there is no asset of the VIE that can only be used to settle obligations of the VIE. The creditors of the VIE's third-party liabilities do not have recourse to the general credit of the primary beneficiary in normal course of business.

The following tables represent the financial information of the consolidated VIE as of December 31, 2019 and 2018 before eliminating the intercompany balances and transactions between the VIE and other entities within the Company:

	December 31,	December 31,
	2019	2018

ASSETS
Current assets:
Cash and cash equivalents	$266,750	$561,340
Accounts receivable, net	1,339,633	1,829,084
Inventories, net	1,982,601	2,004,603
Due from related party	-	437
Total current assets	3,588,984	4,395,464

Total assets	$3,588,984	$4,395,464

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities:
Amounts due to inter-companies(1)	$3,286,627	$3,664,964
Advances from customers	-	21,571
Accounts payable	380,219	609,818
Taxes payable	12,217	4,455
Due to related party	2,094	-
Total current liabilities	3,681,157	4,300,808

Total liabilities	3,681,157	4,300,808

Net assets	$(92,173)	$94,656

(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to other entities within the Company.

	For the years ended
	December 31, 2019	December 31, 2018	December 31, 2017

Revenue	$13,653,381	$10,858,274	$9,744,914
Net income (loss)	$(181,557)	$(204,967)	$25,246

	For the years ended
	December 31, 2019	December 31, 2018	December 31, 2017

Net cash provided by (used in) operating activities(1)	$(297,121)	$(1,021,593)	$296,037
Net cash provided by (used in) financing activities	$2,531	$1,475,795	$(376,338)
Net (decrease) increase in cash and cash equivalents	$(294,590)	$454,202	$(80,301)

(1)	Intercompany balances are eliminated upon consolidation.

Non-controlling Interests

Non-controlling interests represents the individual shareholder's proportionate share of 51% of equity interest in Domo and 100% of equity interest in Mexico Factory. Fuling USA is obligated to absorb the risks and rewards of Mexico Factory according to the contractual arrangement, so the non-controlling interests result of Mexico Factory is absorbed by Fuling USA rather than the Mexican local shelter services company.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the financial statements.

Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable, inventories, advances to suppliers, useful lives of property, plant and equipment, intangible assets, and the recoverability of long-lived assets. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents.

Restricted Cash

Restricted cash consists of cash equivalents used as collateral to secure short-term bank notes payable and bank borrowings. The Company is required to keep certain amounts on deposit that are subject to withdrawal restrictions. Upon the maturity of the bank acceptance notes and bank borrowings, the Company is required to deposit the remainder to the escrow account to settle the bank notes payable and bank borrowings. The notes payable and bank borrowings with security deposits are generally short term in nature due to their short maturity period of three months to one year; thus, restricted cash is classified as a current asset.

As of December 31, 2019 and 2018, the Company had restricted cash of $1,102,591 and $2,396,993, respectively, of which $580,044 and $1,439,064, respectively, was related to the bank acceptance notes payable (see Note 9), and $342,158 and $649,675, respectively, was related to the letters of credit (see Note 12). The remaining $180,389 and $308,254, respectively, were related to other miscellaneous deposits made in bank.

Accounts Receivable

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The Company usually grants credit to customers with good credit standing with a maximum of 90 days and determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management's best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Actual amounts received may differ from management's estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Inventories

Inventories are stated at the lower of cost or net realizable value. Costs include the cost of raw materials, freight, direct labor and related production overhead. The cost of inventories is calculated using the weighted average method. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories.

Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products.

Property, Plant and Equipment

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Items	Useful life
Property and buildings	10–20 years
Leasehold improvements	Lesser of useful life and lease term
Machinery equipment	3–10 years
Automobiles	4–10 years
Office equipment and furniture	3–5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the statement of income in other income and expenses.

Intangible Assets

Intangible assets consist primarily of land use rights, trademark and patents. Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. These land use rights are sometimes referred to informally as "ownership." Land use rights are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Items	Useful life
Land use rights	50 years
Trademarks	10 years
Patents	7-10 years

Impairment of Long-lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset's carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of December 31, 2019 and 2018.

Revenue Recognition

The Company follows paragraph 606 of the FASB Accounting Standards Codification for revenue recognition and ASU 2014-09. On January 1, 2018, the Company adopted ASU 2014-09, which is a comprehensive new revenue recognition model that requires revenue to be recognized in a manner to depict the transfer of goods or services to a customer at an amount that reflects the consideration expected to be received in exchange for those goods or services. The Company considers revenue realized or realizable and earned when all the five following criteria are met: (1) Identify the Contract with a Customer, (2) Identify the Performance Obligations in the Contract, (3) Determine the Transaction Price, (4) Allocate the Transaction Price to the Performance Obligations in the Contract, and (5) Recognize Revenue When (or As) the Entity Satisfies a Performance Obligation.

Substantially all of the Company's revenue is derived from product sales. The Company considers purchase orders to be a contract with a customer. Contracts with customers are considered to be short-term when the time between order confirmation and satisfaction of the performance obligations is equal to or less than one year, and virtually all of the Company's contracts are short-term. The Company recognizes revenue for the transfer of promised goods to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods. The Company typically satisfies its performance obligations in contracts with customers upon shipment of the goods. The Company does not have any contract assets since the Company has an unconditional right to consideration when the Company has satisfied its performance obligation and payment from customers is not contingent on a future event. Generally, payment is due from customers within 40 to 60 days of the invoice date, and the contracts do not have significant financing components nor variable consideration. Returns and allowances are not a significant aspect of the revenue recognition process as historically they have been immaterial. All of the Company's contracts have a single performance obligation satisfied at a point in time and the transaction price is stated in the contract, usually as a price per unit. All estimates are based on the Company's historical experience, complete satisfaction of the performance obligation, and the Company's best judgment at the time the estimate is made. Historically, sales returns have not significantly impacted the Company's revenue.

The Company disaggregates its revenue from contracts by products and region, as we believe it best depicts the nature and source of the revenue. The Company's disaggregation of revenues for the year ended December 2019, 2018 and 2017 is disclosed in Note 15.

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, "Accounting for Uncertainty in Income Taxes," prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company does not believe that there were any uncertain tax positions at December 31, 2019 and 2018.

To the extent applicable, the Company records interest and penalties as general and administrative expenses. The statute of limitations for the Company's U.S. federal income tax returns and certain state income tax returns subject to examination by tax authorities for three years from the date of filing. As of December 31, 2019, the tax years ended December 31, 2016 through December 31, 2018 for the Company's PRC subsidiaries remain open for statutory examination by PRC tax authorities. As of December 31, 2019, the tax years ended December 31, 2016 through December 31, 2018 for the Company's U.S. subsidiaries remain open for statutory examination by U.S. tax authorities.

Value Added Tax ("VAT")

Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rates range up to 17%, depending on the type of products sold. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products. Further, when exporting goods, the exporter is entitled to some or all of the refund of the VAT paid or assess. Since a majority of the Company's products are exported to the U.S. and Europe, the Company is eligible for VAT refunds when the Company completes all the required tax filing procedures.

All of the VAT returns of the Company have been and remain subject to examination by the tax authorities for five years from the date of filing.

Foreign Currency Translation

The Company's principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The Company uses Indonesian rupiah ("IDR") in Fuling Indonesia as functional currency. Our financial statements are reported using U.S. Dollars. The results of operations and the statement of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in statement of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statement of income and comprehensive income.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC's political and economic conditions. Any significant revaluation of RMB may materially affect the Company's financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2019	December 31, 2018	December 31, 2017

Period-end spot rate	US $1=RMB 6.9680	US $1=RMB 6.8776	US $1=RMB 6.5074
	US $1=IDR 13,864.71	NA	NA

Average rate	US $1=RMB 6.9088	US $1=RMB 6.6163	US $1=RMB 6.7578
	US $1=IDR 14,142.41	NA	NA

Fair Value of Financial Instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 - Quoted prices in active markets for identical assets and liabilities.

●	Level 2 - Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company considers the recorded value of its financial assets and liabilities, which consist primarily of cash and cash equivalents, restricted cash, accounts receivable, inventories, advance to suppliers, accounts payable, accrued expenses and other liabilities, advances from customers, notes payable to approximate the fair value of the respective assets and liabilities at December 31, 2019 and 2018 based upon the short-term nature of the assets and liabilities.

The Company believes that the carrying amount of the short-term borrowings approximates fair value at December 31, 2019 and 2018 based on the terms of the borrowings and current market rates as the rate is reflective of the current market rate.

Concentrations and Credit Risk

A majority of the Company's expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries' assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People's Bank of China ("PBOC"). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies that require certain supporting documentation in order to affect the remittance.

As of December 31, 2019 and 2018, $6,771,075 and $4,116,684, respectively, of the Company's cash and cash equivalents, and restricted cash were on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure.

Substantially all of the Company's sales are made to customers that are located primarily in the USA and Europe. The Company's operating results could be adversely affected by the government policy on exporting business, foreign exchange rate fluctuation, and local market condition change. The Company has a concentration of its revenues and receivables with specific customers. For the year ended December 31, 2019, no customer accounted for more than 10% of total revenue. For the year ended December 31, 2018, no customer accounted for more than 10% of total revenue. As of December 31, 2019, one customer's account receivable accounted for 18.9% of the total outstanding accounts receivable balance. As of December 31, 2018, one customer's account receivable accounted for 14% of the total outstanding accounts receivable balance.

For the year ended December 31, 2019, the Company purchased approximately 10.2% of its raw materials from one supplier. For the year ended December 31, 2018, the Company purchased approximately 12% of its raw materials from one supplier. As of December 31, 2019, advanced payments to three major suppliers accounted for 23.5%, 22.1% and 17.8% of the total advance payments outstanding. As of December 31, 2018, advanced payments to two major suppliers accounted for 20% and 15% of the total advance payments outstanding.

A loss of either of these customers or suppliers could adversely affect the operating results or cash flows of the Company.

Risks and Uncertainties

The major operations of the Company are located in the PRC. Accordingly, the Company's business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company's operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company's results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Recent Accounting Pronouncements

New Accounting Pronouncements Recently Adopted

The Company adopted ASU No. 2016-02—Leases (Topic 842) since January 1, 2019, using a modified retrospective transition method permitted under ASU No. 2018-11. This transition approach provides a method for recording existing leases only at the date of adoption and does not require previously reported balances to be adjusted. In addition, we elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed us to carry forward the historical lease classification. Adoption of the new standard resulted in the recording of additional lease assets and lease liabilities of approximately $7.5 million and $7.0 million, respectively, as of December 31, 2019. The standard did not materially impact our consolidated net earnings and had no impact on cash flows.

The Company adopted ASU 2018-07, Compensation – Stock Compensation since January 1, 2019. ASU 2018-07 simplifies the accounting for share-based payments granted to nonemployees for goods and services. Under this ASU, most of the guidance on such payments to nonemployees would be aligned with the requirements for share-based payments granted to employees. Adoption of this ASU does not have material impact on the Consolidated Financial Statements.

New Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Company's portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. This ASU is effective for interim and annual periods beginning after December 15, 2019, and early adoption is permitted. The Company will adopt ASU 2016-13 and its related amendments effective January 1, 2020, and the Company does not expect the adoption to have a material effect on its consolidated financial statements.